Assets subject to lien and assets acquired through foreclosures - Details of securities loned (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Korean treasury and government bonds and others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets that entity continues to recognise	₩ 0	₩ 592,218
Description of nature of transferred financial assets that are not derecognised in their entirety	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.
Loaned to	Korea Securities Depository and others	Korea Securities Depository and others
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets that entity continues to recognise	₩ 12,361	₩ 625,398
Description of nature of transferred financial assets that are not derecognised in their entirety	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation